PGIM Quant Solutions International Equity Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI ex USA Index (ND)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		32.39%	7.91%	8.86% [1]	8.41%
A
Prospectus [Line Items]
Average Annual Return, Percent		33.01%	9.42%		8.06%
C
Prospectus [Line Items]
Average Annual Return, Percent		38.11%	9.24%		7.49%
Z
Prospectus [Line Items]
Average Annual Return, Percent		41.29%	11.15%		9.11%
Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		37.68%	9.24%		7.84%
Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		26.10%	8.30%		7.05%
R6
Prospectus [Line Items]
Average Annual Return, Percent		41.62%	11.41%	10.19%
Performance Inception Date	Dec. 28, 2016

[1]	Since Inception returns for the Index are measured from the month-end closest to the inception date for Class R6 shares.